Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2014	Mar. 31, 2013
Common stock, shares Authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	25,368,828	25,773,688